Stock-Based Compensation - Summary of Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Stock Options
Outstanding, beginning (in shares)	108,710	403,550
Exercised (in shares)	(108,710)	(294,840)
Outstanding, ending (in shares)	0	108,710
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.66	$ 20.66
Exercised (in dollars per share)	20.66	20.66
Outstanding, ending (in dollars per share)	$ 0	$ 20.66
Aggregate intrinsic value of options exercised	$ 1	$ 2